Note 13 - Short-term Borrowings	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Short-term Debt [Text Block]
13—SHORT
-TERM BORROWINGS

As of
December 31, 2018,
short-term borrowings consist mainly of
€3,683
thousand of factored account receivables and for which the Company is bearing the collection risk As of
December 31, 2017,
short-term borrowings consist mainly of
€2,718
thousand of factored account receivables factored and for which the Company is bearing the collection risk.